Consolidated Statement of Cash Flows - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flow provided by operating activities
Net income for the year		R$ 960	R$ 2,326	R$ 836
Adjustments to reconcile net income for the year to net cash provided by the operating activities:
Deferred income tax (note 20)		(676)	69	240
Losses on disposals of property and equipment		(247)	317	88
Depreciation and amortization		2,117	2,564	1,559
Financial charges		1,316	1,796	1,668
Receivables Fair value adjustment		1	(1)	1
Share of profit of associates (note 12)		47	(99)	(18)
Provision for contingencies		137	443	194
Provision for write-off and impairment		44	45
Share-based payment		26	32	38
Allowance for doubtful accounts (note 7.2 e 8.1)		61	86	263
Allowance (reversal) for inventory losses and damages (Note 9.2)		26	24	16
Deferred revenue (Note 23)		26	(349)	(344)
Gain on write-off of lease liabilities (note 22.2)		(1,022)	(698)	(116)
Other operating income / expenses	[1]	(280)	(1,815)	18
Gain on the sale of subsidiary				(598)
Gain on fair value adjustment on retained interest in Bellamar (note 1.1)			(573)
Total		2,536	4,167	3,845
Trade receivables		(140)	(257)	(14)
Inventories		989	(1,142)	(181)
Recoverable taxes		210	392	(354)
Other assets		(5)	(27)	(173)
Related parties		(101)	(22)	(81)
Restricted deposits for legal proceedings		(176)	87	(6)
Trade payables, net		(738)	726	(1,215)
Payroll and related taxes		(60)	234	(131)
Taxes and social contributions payable		355	549	(15)
Payments of income tax and social contributions		(425)	(70)	(231)
Provision for contingencies		(161)	(161)	(453)
Deferred revenue		55	252	173
Other liabilities		378	(1)	(52)
Receipts of dividends and interest on own capital		11	15	23
Total		192	575	(2,710)
Net cash provided by operating activities		2,728	4,742	1,135
Cash flow from investing activities
Capital increase in associate			(31)
Purchase of property and equipment (Note 14.4)		(1,035)	(2,289)	(2,462)
Purchase of intangible assets (note 15.3)		(232)	(201)	(320)
Proceeds from sales of property and equipment		1,315	1,773	511
Acquisition of Éxito, net of cash acquired				3,309
Cash of deconsolidation of Sendas (Note 1.1)			(3,529)
Proceeds from the sale of subsidiary, Via Varejo (Note 12.4)				2,326
Acquisition of investment property (Note 13)		(124)	(14)	(12)
Others		(1)
Net cash used in investment activities		(77)	(4,291)	(3,266)
Cash flow from financing activities
Capital increase		9	9	32
Proceeds from borrowings and financing (Note 17.2)		4,860	7,262	13,604
Payments of borrowings and financing (Note 17.2)		(5,315)	(5,538)	(9,952)
Payments of lease liabilities		(1,523)	(1,680)	(1,498)
Payments of dividends and interest on own capital		(780)	(339)	(268)
Contributions obtained from non-controlling shareholders		14	3
Installment payments on the acquisition of subsidiary		(3)		(31)
Transactions with non-controlling shareholders		(5)	2	7
Net cash provided by (used in) financing activities		(2,743)	(281)	1,894
Net increase (decrease) in cash and cash equivalents		(92)	170	(237)
Cash and cash equivalents at the beginning of the year		8,711	7,954	8,080
Exchange variation on cash and cash equivalents		(345)	587	111
Cash and cash equivalents at the end of the year		R$ 8,274	R$ 8,711	R$ 7,954

[1]	In 2021, includes R$ 280 of tax credits (R$ 1,609 in 2020) explained in the note 21.7